Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations

12. Concentrations

Revenues from a limited number of customers have accounted for a substantial percentage of our total revenues. During the three months ended March 31, 2022 and 2021, our two largest customers, the State of Michigan, and Rocket Mortgage, both direct clients, accounted for 40% and 10%, and 46% and 11%, respectively, of our total revenues.

For the three months ended March 31, 2022 and 2021, government contracts represented approximately 60% and 64% of our net revenues, respectively. A significant portion of our sales to resellers represent ultimate sales to government agencies.

As of March 31, 2022, accounts receivable concentrations from our three largest customers were 43%, 10%, and 9% of our gross accounts receivable, respectively by customer. As of March 31, 2021, accounts receivable concentrations from our two largest customers were 40% and 17% of gross accounts receivable, respectively by customer. Accounts receivable balances from our two largest customers at March 31, 2022 have been partially collected.

15. Concentrations

Revenues from a limited number of customers have accounted for a substantial percentage of our total revenues. During the years ended December 31, 2021 and 2020, our largest customer, the State of Michigan, accounted for 47% of our total revenues for each period, and our second largest customer, Rocket Mortgage (formerly Quicken Loans), accounted for 9% and 8%, respectively, of our total revenues.

For the years ended December 31, 2021, and 2020, government contracts represented approximately 62% and 64% of our net revenues, respectively. A significant portion of our sales to resellers represent ultimate sales to government agencies.

As of December 31, 2021, accounts receivable concentrations from our two largest customers were 65% and 7% of our gross accounts receivable, respectively by customer. Accounts receivable balances from our two largest customers at December 31, 2021 have been partially collected. As of December 31, 2020, accounts receivable concentrations from our two largest customers were 54% and 16% of gross accounts receivable, respectively by customer.